Investments (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 09, 2014
Gain (Loss) on Investments [Line Items]
Distributions	$ (50,000)	$ (46,000)	$ (72,330)	$ 0	$ 0
Total	69,590,000		1,421,443	0
Payments to Acquire Equity Method Investments	68,424,000	1,440,000	1,440,000	0	0
Income (Loss) from Equity Method Investments	(177,000)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	78,000
Delaware Statutory Trust
Gain (Loss) on Investments [Line Items]
Investment in unconsolidated entity			1,600,000
Net losses			(106,227)
Distributions			(72,330)
Total			1,421,443
Joint Venture, Affiliate of Digital Realty Trust, Inc. [Member]
Gain (Loss) on Investments [Line Items]
Total	68,219,000		0
Payments to Acquire Equity Method Investments	68,424,000					68,400,000
Income (Loss) from Equity Method Investments	(205,000)
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	0
Delaware Statutory Trust
Gain (Loss) on Investments [Line Items]
Total	1,371,000		1,421,000
Income (Loss) from Equity Method Investments	28,000
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 78,000